Condensed Balance Sheets - USD ($)	Aug. 31, 2023	Feb. 28, 2023	Feb. 28, 2022
Current Assets:
Cash	$ 414,075	$ 77,086	$ 180,756
Funds held in escrow		553,000
Prepaid stock for services			32,208
Prepaids	2,660	535
Inventory	14,269
Accounts receivable	2,500
Total Current Assets	433,504
Non-Current Assets:
Other asset	1,000
Total non-current assets	1,000
Total Assets	434,504	680,621	212,964
Current Liabilities:
Accounts payable and accrued expenses	48,654	13,440	13,478
Accrued officer compensation – related party	80,000
Accrued interest – related party	46,554
Total Current Liabilities	403,377	13,440	13,478
Total Liabilities	1,515,201	13,440	13,478
Stockholders’ Deficit:
Preferred stock value
Common stock, $0.01 par value, 100,000,000 shares authorized; 48,478,678 and 47,435,106 shares issued and outstanding, respectively	484,787	474,351	71,462
Additional paid-in capital	803,127	8,005,803	5,653,489
Common shares to be issued			1,699,146
Accumulated deficit	(2,346,157)	(7,790,519)	(7,193,214)
Treasury stock, at cost; 39,975 shares of common stock	(42,454)	(42,454)	(42,454)
Total Stockholders’ Deficit	(1,080,697)	667,181	199,486
Total Liabilities and Stockholders’ Deficit	434,504	680,621	212,964
Revision of Prior Period, Adjustment [Member]
Current Assets:
Cash		114,851
Funds held in escrow		553,000
Prepaids		535
Inventory		6,880
Accounts receivable
Total Current Assets		675,266
Non-Current Assets:
Other asset		1,000
Total non-current assets		1,000
Total Assets		676,266
Current Liabilities:
Accounts payable and accrued expenses		106,394
Accrued officer compensation – related party		20,000
Accrued interest – related party
Total Current Liabilities		343,478
Total Liabilities		1,527,787
Stockholders’ Deficit:
Preferred stock value
Common stock, $0.01 par value, 100,000,000 shares authorized; 48,478,678 and 47,435,106 shares issued and outstanding, respectively		474,351
Additional paid-in capital		615,284
Accumulated deficit		(1,918,702)
Treasury stock, at cost; 39,975 shares of common stock		(42,454)
Total Stockholders’ Deficit		(851,521)	(1,406,086)
Total Liabilities and Stockholders’ Deficit		676,266
Series A Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock value			11,057
Series A Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member]
Stockholders’ Deficit:
Preferred stock value
Series B Preferred Stock [Member]
Stockholders’ Deficit:
Preferred stock value	20,000	20,000
Series B Preferred Stock [Member] | Revision of Prior Period, Adjustment [Member]
Stockholders’ Deficit:
Preferred stock value		20,000
Related Party [Member]
Current Assets:
Accounts receivable		50,000
Current Liabilities:
Note payable	116,774
Notes payable, net of current portion – related party	1,111,824
Related Party [Member] | Revision of Prior Period, Adjustment [Member]
Current Liabilities:
Note payable		105,689
Notes payable, net of current portion – related party		1,184,309
Nonrelated Party [Member]
Current Liabilities:
Note payable	$ 111,395
Nonrelated Party [Member] | Revision of Prior Period, Adjustment [Member]
Current Liabilities:
Note payable		$ 111,395